Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

(amounts in thousands)	(Unaudited) 2019 Quarter Ended				(Unaudited) 2018 Quarter Ended
	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$50,474	$50,614	$63,227	$60,264	$54,253	$60,614	$62,464	$65,171
Operating (loss) income	(6,262)	(3,337)	8,762	(20,615)	4,468	12,049	12,987	13,806

Net (loss) income	(3,471)	34,969	(1,928)	15,084	(5,772)	800	(353)	(7,373)

Basic (loss) earnings per share	$(0.05)	$0.52	$(0.03)	$0.22	$(0.08)	$0.01	$(0.01)	$(0.11)

Diluted (loss) earnings per share	$(0.05)	$0.50	$(0.03)	$0.21	$(0.08)	$0.01	$(0.01)	$(0.11)

Basic weighted average common shares outstanding	67,464	67,730	68,462	68,675	72,702	72,494	72,749	69,387
Diluted weighted average common shares outstanding	67,464	69,301	68,462	70,301	72,702	74,718	72,749	69,387